Commitments and Contingencies (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 07, 2023	Sep. 07, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Cash underwriting discount							$ 1,725,000
Percentage of gross proceeds							2.00%
Deferred fee							$ 2,587,500
Private placement warrants, description							In the case of the private placement warrants, representative shares issued to EF Hutton, the demand registration rights provided will not be exercisable for longer than five years from the effective date of the registration statement in compliance with FINRA Rule 5110(f)(2)(G)(iv) and the piggyback registration right provided will not be exercisable for longer than seven years from the effective date of the registration statement in compliance with FINRA Rule 5110(f)(2)(G)(v).
Underwriting discount					$ 1,725,000
Underwriting discount rate					2.00%
Deferred underwriting commission	$ 2,587,000	$ 2,587,000				$ 2,587,500	$ 2,587,500
Fee payable amount	1,800,000	1,800,000
Cash	1,300,000	1,300,000
Gain on settlement of liabilities			$ 787,500		$ 787,500
Percentage of cash fee					8.00%
Cash payment					$ 50,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Cash	$ 500,000	$ 500,000
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of gross proceeds					3.00%
Deferred fee					$ 2,587,500
Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of gross proceeds							3.00%
Business combination received an initial payment					$ 30,000